PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5—PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Prepayments to suppliers	572	14,852	2,360
Prepayments to related parties	9,625	9,625	1,529
Rental, insurance and other expenses	7,442	10,398	1,652
Rebates and promotion fees receivable	49,492	74,714	11,871
Warehouse deposits	11,510	9,464	1,504
Interest receivable	—	13,738	2,183
Value-added tax receivable, net	16,435	—	—
Other receivables	5,563	9,516	1,511

	100,639	142,307	22,610